Note 8 - Loss Per Share (Details Textual) - shares	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in shares)	37,255	35,117
Weighted Average Number Diluted Shares Outstanding Adjustment, Total (in shares)	0	0